Segment Information - Additions to Property, Plant, and Equipment and intangible Assets, Depreciation and Amortization Charges and Asset Reclassification (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	R$ 1,203,077	R$ 1,439,607	R$ 1,546,927
Asset retirement obligation - fuel tanks (see Note 20)	20	(264)	(537)
Depreciation and amortization charges:	844,647	812,489	704,544
Capitalized borrowing costs	(30,748)	(23,438)	(22,243)
Total investments in property, plant, and equipment and intangible assets (cash flow)	1,172,039	1,415,905	1,524,147
Payments of contractual assets with customers - exclusive rights	(330,068)	(390,177)	(529,732)
Amortization of contractual assets with customers - exclusive rights	355,250	371,825	463,049
Amortization of right to use assets	300,058
Total assets (excluding intersegment account balances):	31,195,472	30,499,395	28,284,346
Ultragaz [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	249,784	245,069	244,187
Depreciation and amortization charges:	186,221	222,527	182,833
Amortization of contractual assets with customers - exclusive rights	195
Amortization of right to use assets	31,264
Total assets (excluding intersegment account balances):	2,998,623	2,719,425	2,408,600
Ipiranga [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	370,864	417,519	536,936
Depreciation and amortization charges:	290,747	283,426	245,424
Payments of contractual assets with customers - exclusive rights	330,068	390,177	529,732
Amortization of contractual assets with customers - exclusive rights	355,055	371,825	463,049
Amortization of right to use assets	164,543
Total assets (excluding intersegment account balances):	16,278,320	15,381,887	15,388,646
Oxiteno [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	255,016	473,026	466,967
Depreciation and amortization charges:	212,328	167,357	153,110
Amortization of right to use assets	9,676
Total assets (excluding intersegment account balances):	7,453,476	7,452,331	6,557,456
Ultracargo [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	217,377	167,034	105,028
Depreciation and amortization charges:	59,618	52,414	47,669
Amortization of right to use assets	20,673
Total assets (excluding intersegment account balances):	1,871,799	1,478,697	1,394,083
Extrafarma [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	89,850	118,577	171,183
Depreciation and amortization charges:	80,550	71,552	60,856
Amortization of right to use assets	73,774
Total assets (excluding intersegment account balances):	2,060,182	2,107,901	1,948,808
Reportable segments [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	1,182,891	1,421,225	1,524,301
Depreciation and amortization charges:	829,464	797,276	689,892
Amortization of right to use assets	299,930
Total assets (excluding intersegment account balances):	30,662,400	29,140,241	27,697,593
Others [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	20,186	18,382	22,626
Depreciation and amortization charges:	15,183	15,213	14,652
Amortization of right to use assets	128
Total assets (excluding intersegment account balances):	R$ 533,072	R$ 1,359,154	R$ 586,753